Label	Element	Value
T-REX 2X LONG ARM DAILY TARGET ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

T-REX 2X Long ARM Daily Target ETF (ARMU)

Supplement dated April 18, 2025

to the Prospectus dated September 23, 2024, as amended October 11, 2024 and January 28, 2025 and Statement of Additional Information (“SAI”) dated September 23, 2024,

as amended October 11, 2024

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	T-REX 2X LONG ARM DAILY TARGET ETF